State Street Bank and Trust Company

Legal Administration

200 Clarendon Street

Boston, MA 02116

December 22, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Office of Filings, Information & Consumer Service

Re:	IVA Fiduciary Trust (the “Registrant”)
SEC File No. 333-151800

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Registrant do not differ from that contained in Post-Effective Amendment No. 2 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Amendment was filed electronically with the Securities and Exchange Commission on December 18, 2009, with an effective date of December 18, 2009.

Please call me at (617) 937-5524 if you have any questions with respect to this certification.

Sincerely,

/s/ Brian Link

Brian Link
Vice President and Managing Counsel

cc:	Shanda Scibilia, Chief Compliance Officer, IVA Fiduciary Trust
Clair Pagnano, Esq., K&L Gates LLP